Consolidated Balance Sheets Parenthetical (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts	$ 3	$ 3
Common Stock, Value, Issued	$ 0.01	$ 0.01
Common Stock, Shares, Issued	100		100